Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value
Aerospace and defense (0.6%)
Vectrus, Inc.(NON)	27,698	$736,490

		736,490
Airlines (1.8%)
JetBlue Airways Corp.(NON)	60,831	995,195
Mesa Air Group, Inc.(NON)	150,000	1,251,000

		2,246,195
Auto components (0.9%)
Cooper Tire & Rubber Co.	35,923	1,073,738

		1,073,738
Banks (13.8%)
Ameris Bancorp	23,900	820,965
Camden National Corp.	9,031	376,773
Chemical Financial Corp.	35,200	1,448,832
Coastal Financial Corp. (WA)(NON)	13,698	232,729
ConnectOne Bancorp, Inc.	37,600	740,720
First Horizon National Crop.	88,926	1,243,185
First Merchants Corp.	27,100	998,635
Franklin Financial Network, Inc.	12,100	351,021
Hancock Whitney Corp.	37,750	1,525,100
IBERIABANK Corp.	20,827	1,493,504
Independent Bank Group, Inc.	17,218	883,111
Investors Bancorp, Inc.	59,413	704,044
Sterling Bancorp	72,149	1,344,136
Synovus Financial Corp.	36,159	1,242,423
Union Bankshares Corp.	18,900	611,037
Univest Corp of Pennsylvania	44,800	1,095,808
Western Alliance Bancorp(NON)	26,700	1,095,768
Wintrust Financial Corp.	15,600	1,050,348

		17,258,139
Beverages (0.5%)
Craft Brew Alliance, Inc.(NON)	48,607	679,526

		679,526
Building products (1.6%)
Apogee Enterprises, Inc.	38,600	1,447,114
Quanex Building Products Corp.	38,266	608,047

		2,055,161
Capital markets (1.1%)
Donnelley Financial Solutions, Inc.(NON)	94,448	1,405,386

		1,405,386
Chemicals (3.1%)
AdvanSix, Inc.(NON)	14,200	405,694
Olin Corp.	36,200	837,668
OMNOVA Solutions, Inc.(NON)	85,900	603,018
Orion Engineered Carbons SA (Luxembourg)	14,974	284,356
Tronox Holdings PLC Class A (United Kingdom)	132,400	1,741,060

		3,871,796
Commercial services and supplies (4.9%)
CECO Environmental Corp.(NON)	62,521	450,151
Charah Solutions, Inc.(NON)	6,068	38,835
Clean Harbors, Inc.(NON)	13,195	943,838
Herman Miller, Inc.	38,800	1,364,984
Matthews International Corp. Class A	22,100	816,595
Quad/Graphics, Inc.	79,700	948,430
SP Plus Corp.(NON)	47,200	1,610,464

		6,173,297
Communications equipment (2.8%)
CommScope Holding Co., Inc.(NON)	40,018	869,591
Lumentum Holdings, Inc.(NON)	19,900	1,125,146
Plantronics, Inc.	29,400	1,355,634
Tessco Technologies, Inc.	6,441	99,707

		3,450,078
Construction and engineering (2.5%)
Construction Partners, Inc. Class A(NON)	30,128	384,735
MYR Group, Inc./DE(NON)	29,202	1,011,265
Sterling Construction Co., Inc.(NON)	32,917	412,121
Williams Scotsman Corp.(NON)	118,200	1,310,838

		3,118,959
Construction materials (0.7%)
Eagle Materials, Inc.(S)	10,163	856,741

		856,741
Containers and packaging (0.4%)
Berry Plastics Group, Inc.(NON)	8,154	439,256

		439,256
Diversified financial services (0.1%)
FGL Holdings (Bermuda)(NON)	23,100	181,797

		181,797
Diversified telecommunication services (0.8%)
Zayo Group Holdings, Inc.(NON)	35,900	1,020,278

		1,020,278
Electric utilities (2.7%)
ALLETE, Inc.	15,600	1,282,788
El Paso Electric Co.	15,500	911,710
Portland General Electric Co.	23,200	1,202,688

		3,397,186
Electrical equipment (0.6%)
nVent Electric PLC (United Kingdom)	15,047	405,968
Powell Industries, Inc.	13,300	353,115

		759,083
Electronic equipment, instruments, and components (4.0%)
Bel Fuse, Inc. Class B	11,472	290,012
II-VI, Inc.(NON)	28,859	1,074,709
Jabil, Inc.	47,000	1,249,730
Knowles Corp.(NON)	51,605	909,796
SYNNEX Corp.	16,143	1,539,881

		5,064,128
Energy equipment and services (2.0%)
DMC Global, Inc.	19,478	966,888
ProPetro Holding Corp.(NON)	44,800	1,009,792
Select Energy Services, Inc. Class A(NON)	45,690	549,194

		2,525,874
Entertainment (2.8%)
IMAX Corp. (Canada)(NON)(S)	46,797	1,061,356
Lions Gate Entertainment Corp. Class A(S)	48,951	765,594
Madison Square Garden Co. (The) Class A(NON)	5,598	1,640,942

		3,467,892
Equity real estate investment trusts (REITs) (2.9%)
Columbia Property Trust, Inc.(R)	38,000	855,380
Gaming and Leisure Properties, Inc.(R)	26,235	1,011,884
QTS Realty Trust, Inc. Class A(R)(S)	27,845	1,252,747
RLJ Lodging Trust(R)	27,551	484,071

		3,604,082
Health-care providers and services (3.5%)
Acadia Healthcare Co., Inc.(NON)(S)	17,933	525,616
Brookdale Senior Living, Inc.(NON)	97,366	640,668
Magellan Health, Inc.(NON)	16,200	1,067,904
Premier, Inc. Class A(NON)	48,900	1,686,561
Select Medical Holdings Corp.(NON)	33,123	466,703

		4,387,452
Hotels, restaurants, and leisure (6.7%)
Bloomin' Brands, Inc.	59,696	1,220,783
Carrols Restaurant Group, Inc.(NON)	91,461	911,866
Cedar Fair LP	35,804	1,884,006
Cheesecake Factory, Inc. (The)	22,158	1,083,969
Dave & Buster's Entertainment, Inc.	28,989	1,445,681
Dine Brans Global, Inc.	9,900	903,771
Papa John's International, Inc.(S)	18,400	974,280

		8,424,356
Household durables (1.2%)
VOXX International Corp.(NON)	49,408	228,265
William Lyon Homes Class A(NON)	85,400	1,312,598

		1,540,863
Insurance (2.1%)
American Equity Investment Life Holding Co.	56,357	1,522,766
Heritage Insurance Holdings, Inc.	76,300	1,113,980

		2,636,746
Interactive media and services (0.6%)
Cars.com, Inc.(NON)(S)	31,734	723,535

		723,535
IT Services (3.1%)
CACI International, Inc. Class A(NON)	7,200	1,310,544
Information Services Group, Inc.(NON)	3,427	12,783
Perficient, Inc.(NON)	50,000	1,369,500
Perspecta, Inc.	57,816	1,169,040

		3,861,867
Leisure products (1.7%)
Brunswick Corp.	11,989	603,406
Clarus Corp.	73,091	936,296
MasterCraft Boat Holdings, Inc.(NON)	24,600	555,222

		2,094,924
Machinery (3.5%)
Alamo Group, Inc.	5,600	559,664
ATS Automation Tooling Systems, Inc. (Canada)(NON)	18,404	270,479
Columbus McKinnon Corp./NY	17,300	594,255
Federal Signal Corp.	54,800	1,424,252
Manitex International, Inc.(NON)	66,259	506,881
Rexnord Corp.(NON)	38,900	977,946

		4,333,477
Media (0.5%)
Tribune Publishing Co.(NON)	56,213	662,751

		662,751
Metals and mining (0.5%)
Allegheny Technologies, Inc.(NON)(S)	24,348	622,578
Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—

		622,578
Mortgage real estate investment trusts (REITs) (1.8%)
Granite Point Mortgage Trust, Inc.(R)	65,300	1,212,621
Ladder Capital Corp.(R)	62,800	1,068,856

		2,281,477
Multiline retail (1.1%)
Big Lots, Inc.	37,800	1,437,156

		1,437,156
Oil, gas, and consumable fuels (7.0%)
Andeavor Logistics LP (Units)	29,100	1,026,066
Encana Corp. (Canada)	263,303	1,906,314
Magnolia Oil & Gas Corp.(NON)	66,900	802,800
Range Resources Corp.	83,600	939,664
Scorpio Tankers, Inc.(S)	77,100	1,529,664
Seven Generations Energy, Ltd. Class A (Canada)(NON)	32,600	235,410
Vermilion Energy, Inc. (Canada)(S)	93,400	2,305,736

		8,745,654
Paper and forest products (0.8%)
Verso Corp. Class A(NON)	47,400	1,015,308

		1,015,308
Professional services (0.3%)
BancTec, Inc. 144A CVR(F)	152,299	—
Willdan Group, Inc.(NON)	10,155	376,446

		376,446
Real estate management and development (0.4%)
Newmark Group, Inc. Class A	56,700	472,878

		472,878
Road and rail (1.1%)
Saia, Inc.(NON)	17,100	1,044,810
Schneider National, Inc. Class B	13,965	293,963

		1,338,773
Semiconductors and semiconductor equipment (1.4%)
Cohu, Inc.	49,300	727,175
Photronics, Inc.(NON)	105,400	996,030

		1,723,205
Software (1.5%)
j2 Global, Inc.	14,500	1,255,700
TiVo Corp.	60,400	562,928

		1,818,628
Specialty retail (2.0%)
American Eagle Outfitters, Inc.	21,216	470,359
Citi Trends, Inc.	3,619	69,883
MarineMax, Inc.(NON)	62,718	1,201,677
Sportsman's Warehouse Holdings, Inc.(NON)	159,668	766,406

		2,508,325
Technology hardware, storage, and peripherals (1.1%)
Electronics For Imaging, Inc.(NON)	50,600	1,361,140

		1,361,140
Thrifts and mortgage finance (0.8%)
First Defiance Financial Corp.	15,526	446,217
OceanFirst Financial Corp.	21,100	507,666

		953,883
Trading companies and distributors (1.1%)
WESCO International, Inc.(NON)	26,600	1,410,066

		1,410,066
Wireless telecommunication services (0.7%)
Shenandoah Telecommunications Co.	19,400	860,584

		860,584

Total common stocks (cost $119,139,761)		$118,977,154

INVESTMENT COMPANIES (3.0%)(a)
	Shares	Value
Ares Capital Corp.	52,900	$906,706
Bain Capital Specialty Finance, Inc.(S)	39,099	754,611
PennantPark Investment Corp.	109,900	759,409
TPG Specialty Lending, Inc.	31,700	634,000
TriplePoint Venture Growth BDC Corp.(S)	53,920	741,939

Total investment companies (cost $3,660,538)		$3,796,665

SHORT-TERM INVESTMENTS (8.3%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	Shares	8,371,893	$8,371,893
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	1,568,103	1,568,103
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(P)	Shares	90,000	90,000
U.S. Treasury Bills 2.473%, 7/25/19		$97,000	96,267
U.S. Treasury Bills 2.466%, 7/18/19		90,000	89,362
U.S. Treasury Bills 2.450%, 7/11/19		169,000	167,878

Total short-term investments (cost $10,383,464)			$10,383,503
TOTAL INVESTMENTS

Total investments (cost $133,183,763)			$133,157,322

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,135,717.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,161,273	$16,770,893	$21,560,273	$71,693	$8,371,893
	Putnam Short Term Investment Fund**	3,487,164	20,292,085	22,211,146	50,904	1,568,103

	Total Short-term investments	$16,648,437	$37,062,978	$43,771,419	$122,597	$9,939,996
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,371,893, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,176,432. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,735,040	$—	$—
Consumer discretionary	17,079,362	—	—
Consumer staples	679,526	—	—
Energy	11,271,528	—	—
Financials	24,717,428	—	—
Health care	4,387,452	—	—
Industrials	22,547,947	—	—**
Information technology	17,279,046	—	—
Materials	6,805,679	—	—
Real estate	4,076,960	—	—
Utilities	3,397,186	—	—

Total common stocks	118,977,154	—	—
Investment companies	3,796,665	—	—
Short-term investments	1,658,103	8,725,400	—

Totals by level	$124,431,922	$8,725,400	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com